SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - Seamless Group Inc [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income before income tax			$ (15,611,931)	$ (12,131,597)
Tax calculated at Hong Kong profits tax rate			(2,576,217)	(2,001,717)
Effect of different tax rates applicable to different jurisdictions			2,244,573	2,227,715
Income not subject to tax			(567,161)	(291,197)
Non-deductible expenses			658,533	212,759
Change in valuation allowance			245,220	318,215
Underprovision of current tax in the previous financial year			48,182	228,936
Tax effect on deductible temporary differences			46,624	58,992
Others			14,028
Income tax	$ 455,652	$ 748,588	$ 113,782	$ 753,703